United States
Securities and Exchange Commission
Washington, DC   20549

Form 13-F

Form 13-F Cover Page

Report for the Calendar Year of the Quarter Ended
September 30, 2004.

Institutional Investment Manager Filing this Report:

Name:		Ayrshire Associates, Inc.
Address:	1800 K Street, NW
		Suite 1030
		Washington, DC   20006

13-F File Number:	028-07230

The Institutional Investment Manager filing this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form.

Person signing the report on behalf of Reporting
Manager

Name:		James K. Ferguson
Title:		President
Phone:		202-293-9113

Signature, Place and Date of Signing:

James K. Ferguson	Washington, DC   	10/29/04
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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Chevy Chase Bank Ser C 8% Pfd  PRF              166779207      289    10600 SH       SOLE                    10600
3M                             COM              88579Y101      267     3337 SH       SOLE                     3337
Abbott Labs                    COM              002824100      208     4915 SH       SOLE                     4915
Affiliated Computer Services   COM              008190100     1776    31905 SH       SOLE                    31905
Ambac Financial                COM              023139108     6541    81810 SH       SOLE                    81810
Amgen                          COM              031162100     3124    54995 SH       SOLE                    54995
Applebees Int'l                COM              037899101     5102   201812 SH       SOLE                   201812
BB&T                           COM              054937107      218     5486 SH       SOLE                     5486
BP PLC                         COM                             286     4974 SH       SOLE                     4974
Bank of America                COM              060505104     8656   199768 SH       SOLE                   199768
Carpatsky Petroleum            COM              143908101        0   134000 SH       SOLE                   134000
Cephalon                       COM              156708109     1089    22725 SH       SOLE                    22725
ChevronTexaco                  COM              166764100      403     7510 SH       SOLE                     7510
Chico's FAS                    COM              168615102     3989   116625 SH       SOLE                   116625
Cintas                         COM              172908105      322     7650 SH       SOLE                     7650
Cisco Systems                  COM              17275R102     3302   182442 SH       SOLE                   182442
Citigroup                      COM              172967101     1035    23462 SH       SOLE                    23462
Comerica                       COM              200340107      349     5872 SH       SOLE                     5872
Cosi Inc.                      COM              22122P101      124    23208 SH       SOLE                    23208
DENTSPLY Intl                  COM              249030107     1831    35260 SH       SOLE                    35260
Danaher                        COM              235851102      576    11235 SH       SOLE                    11235
Dow Chemical                   COM              260543103      435     9636 SH       SOLE                     9636
Ecolab                         COM              278865100     1467    46660 SH       SOLE                    46660
Exxon Mobil                    COM              30231G102     4308    89147 SH       SOLE                    89147
First Data                     COM              319963104     1994    45840 SH       SOLE                    45840
General Electric               COM              369604103     2861    85214 SH       SOLE                    85214
General Growth Properties      COM              370021107     2528    81560 SH       SOLE                    81560
Goldman Sachs                  COM              38141G104     2089    22400 SH       SOLE                    22400
International Game Tech        COM              459902102     5740   159680 SH       SOLE                   159680
Johnson & Johnson              COM              478160104     4023    71426 SH       SOLE                    71426
Johnson Controls Inc           COM              478366107     3877    68250 SH       SOLE                    68250
L-3 Communications             COM              502424104     4957    73989 SH       SOLE                    73989
LabCorp                        COM              50540R409     4686   107180 SH       SOLE                   107180
Liberty Media                  COM              530718105      151    17312 SH       SOLE                    17312
Liberty Media 'B'              COM              001957307      272    29476 SH       SOLE                    29476
Linear Technology              COM              535678106     2511    69290 SH       SOLE                    69290
Lowes Companies                COM              548661107     2595    47755 SH       SOLE                    47755
MBNA                           COM              55262L100     7754   307713 SH       SOLE                   307713
Mack Cali                      COM              554489104     1893    42730 SH       SOLE                    42730
Maxim Integrated               COM              57772K101     1589    37583 SH       SOLE                    37583
Medtronic                      COM              585055106     3175    61181 SH       SOLE                    61181
Microsoft                      COM              594918104     3666   132580 SH       SOLE                   132580
Northrop Grumman               COM              666807102     1674    31390 SH       SOLE                    31390
Omnicom Group                  COM              681919106     1374    18800 SH       SOLE                    18800
PepsiCo                        COM              713448108     1544    31741 SH       SOLE                    31741
Pfizer                         COM              717081103     2880    94110 SH       SOLE                    94110
Procter & Gamble               COM              742718109     1751    32361 SH       SOLE                    32361
QUALCOMM                       COM              747525103     3881    99400 SH       SOLE                    99400
Quality Systems Inc            COM              747582104     2244    44425 SH       SOLE                    44425
Sonic Solutions                COM              835460106     1650   101080 SH       SOLE                   101080
St. Jude Medical               COM              790849103     2882    38294 SH       SOLE                    38294
Symantec                       COM              871503108     7810   142315 SH       SOLE                   142315
Sysco                          COM              871829107     1986    66385 SH       SOLE                    66385
Trex Company                   COM              89531P105     3461    78160 SH       SOLE                    78160
Wal-Mart Stores                COM              931142103      215     4040 SH       SOLE                     4040
Walgreen                       COM              931422109     5124   143000 SH       SOLE                   143000
Washington REIT                COM              939653101      273     9024 SH       SOLE                     9024
Wells Fargo                    COM              949746101     2895    48545 SH       SOLE                    48545
Xilinx                         COM              983919101     1559    57750 SH       SOLE                    57750
Zimmer Holdings                COM              98956P102     4190    53008 SH       SOLE                    53008
Babson Entrprse Fd II (GE sale                                 213 6525.123 SH       SOLE                 6525.123
Schwab S&P 500 Select Fund                      808509855      244 14020.094SH       SOLE                14020.094
Franklin Income Fund                                            36 15067.574SH       SOLE                15067.574
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